FINANCIAL EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
FINANCIAL EXPENSES
Schedule of analysis of financial expenses

	1 January –	1 January –	1 January –
	31 December	31 December	31 December
	2022	2021	2020

Commission expenses due to early collection of credit card receivables	(801,633)	(916,105)	(500,698)
Foreign currency exchange losses	(470,150)	(649,658)	(109,822)
Interest expenses on purchases	(202,365)	(169,224)	(167,010)
Fair value losses on financial assets measured at fair value (Note 5)	(96,705)	(70,814)	—
Interest expenses on lease liabilities	(77,906)	(39,917)	(48,202)
Interest expenses on bank borrowings	(59,903)	(142,365)	(124,527)
Other	(1,369)	(823)	(6,884)

	(1,710,031)	(1,988,906)	(957,143)